INTANGIBLE ASSETS, NET (Tables)	12 Months Ended
Dec. 31, 2025
INTANGIBLE ASSETS, NET
Schedule of intangible assets

		Radio					Internal
	Purchased	spectrum	Operating		Trade	Customer	use
	software	license	Permits	Licenses	names	contract	software	Total
	RMB	RMB	RMB	RMB	RMB	RMB	RMB	RMB
Intangible assets, cost December 31, 2024	343,836	138,867	1,199,210	5,772	116,266	190,141	102,338	2,096,430
Accumulated amortization	(175,815)	(90,920)	(127,121)	(4,197)	(60,555)	(109,087)	(81,561)	(649,256)
Impairment	(802)	(42,585)	—	—	—	—	—	(43,387)
Intangible assets, net December 31, 2024	167,219	5,362	1,072,089	1,575	55,711	81,054	20,777	1,403,787
Intangible assets, cost December 31, 2025	564,236	135,784	1,711,736	5,772	116,266	190,141	114,814	2,838,749
Accumulated amortization	(235,223)	(91,321)	(174,504)	(4,582)	(66,369)	(123,484)	(96,115)	(791,598)
Impairment	(802)	(41,639)	—	—	—	—	—	(42,441)
Intangible assets, net December 31, 2025	328,211	2,824	1,537,232	1,190	49,897	66,657	18,699	2,004,710

Schedule of annual estimated amortization expenses of intangible assets

RMB
2026	178,864
2027	166,329
2028	156,551
2029	137,358
2030	92,230
731,332